Supplement dated July 29, 2024, to the Updating Summary Prospectus and
Prospectus dated May 1, 2024, for Schwab Advisor Choice Variable Annuity contracts issued by Empower Annuity Insurance Company of America
Variable Annuity-1 Series Account

Supplement dated July 29, 2024, to the Updating Summary Prospectus and
Prospectus dated May 1, 2024, for Schwab Advisor Choice Variable Annuity contracts issued by Empower Life & Annuity Insurance Company of New York
Variable Annuity-1 Series Account

This Supplement amends certain information in your variable annuity contract prospectus and updating summary prospectus (collectively, the “Prospectuses”). Please read this Supplement carefully and keep it with your Prospectuses for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-838-0650.

The “Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable” section of the table in the "APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT" section of the Prospectuses is amended to include Franklin Advisers, Inc. as a sub-adviser to the following funds:

Putnam VT Core Equity Fund

Putnam VT Global Health Care Fund

Putnam VT International Equity Fund

Putnam VT International Value Fund

Putnam VT Large Cap Value Fund

If you have any questions regarding this Supplement, please contact your investment professional or us toll free at 1-800-838-0650. Please keep this Supplement for future reference.